Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Operating Costs and Expenses	$ (39,103)	$ (46,336)	$ (125,280)	$ (143,203)
Strategic and administrative service fees	(8,231)	(7,453)	(26,471)	(22,568)
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Operating Costs and Expenses	(252)	(248)	(756)	(744)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(66)	(95)	(221)	(337)
Technical management fee revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 175	$ 172	$ 519	$ 519